Equity (Details) - shares	Jun. 30, 2020	Jan. 15, 2020	Dec. 31, 2019	Jun. 30, 2019
Equity [Abstract]
Number of shares, Authorized	1,000,000,000	1,000,000,000	300,000,000	300,000,000
Number of shares, Issued and outstanding	563,521,454		228,788,014	165,966,494